Income taxes (Tables)	12 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred Taxes	2014	2013
Net operating loss carry forward	$18,195,890	$17,058,461
Share-based compensation	2,447,295	2,318,717
R&D Tax Credit Carry forward	973,000	973,000
Other	148,395	173,010
TOTAL DEFERRED TAX ASSETS	21,764,580	20,523,188

Deferred Tax Liability	(535,724)	(532,412)
Valuation Allowance	(21,228,856)	(19,990,776)

Deferred Tax Assets & Liabilities, net	$-	$-